Fees and Expenses (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Index Series [Member]
Servicing fees to selling agents
Servicing fee payable to selling agent	$ 109,638	$ 135,874	$ 119,620
Agricultural Sector Series [Member]
Servicing fees to selling agents
Servicing fee payable to selling agent	18,419	29,966	21,679
Energy Sector Series [Member]
Servicing fees to selling agents
Servicing fee payable to selling agent			71
Total RICI Linked - PAM Advisors Fund, LLC [Member]
Servicing fees to selling agents
Servicing fee payable to selling agent	$ 128,057	$ 165,840	$ 141,370